Finance debts - Additional information (Details 1) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 31, 2024	Jan. 31, 2024
Borrowings
Changes in the scope of consolidation	€ 917,000,000	€ 403,000,000
Lease liabilities assumptions	2,109,000,000	€ 1,584,000,000
Trade payables on which payment term extensions have been negotiated	€ 2,239,000,000
Minimum
Borrowings
Discount rates used to measure fair value of financial debt	1.70%	1.90%
Maximum
Borrowings
Discount rates used to measure fair value of financial debt	4.80%	5.20%
Neptune Energy Group Limited ("Neptune")
Borrowings
Equity interest acquired (as a percent)	100.00%
Exploration & Production assets | Neptune Energy Group Limited ("Neptune")
Borrowings
Equity interest acquired (as a percent)	100.00%			100.00%
Changes in the scope of consolidation	€ 895,000,000
Enilive | Atenoil companies
Borrowings
Equity interest acquired (as a percent)			100.00%
Changes in the scope of consolidation	10,000,000
Plenitude
Borrowings
Changes in the scope of consolidation	61,000,000
Committed borrowing facilities
Borrowings
Borrowing facilities	9,001,000,000	€ 9,120,000,000
Undrawn borrowing facilities		€ 9,050,000,000
Convertible senior unsecured sustainability-linked bond
Borrowings
Nominal value	€ 1,000,000,000
Bond expiry	7 years
Bond conversion price	17.5513